Partners' Capital and Partnership Distributions (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	4 Months Ended		6 Months Ended
	May 17, 2013	Jun. 30, 2013 item	Dec. 31, 2012	Jan. 23, 2013 CVR Refining Holdings	May 19, 2013 CVR Refining Holdings	May 19, 2013 CVR Refining Holdings	Jun. 30, 2013 CVR Refining Holdings
Partners' Capital and Partnership Distributions
Number of types of partnership interests outstanding		2
Partners' Capital and Partnership Distributions
Common units issued (in shares)		147,600,000
Number of issued and outstanding common units owned							104,790,764
Percentage of outstanding units owned by CVR Refining Holdings				81.00%	81.00%	81.00%	71.00%
Maximum period after the end of each quarter of cash distribution to common unitholders		60 days	60 days
Cash distributions paid per common unit (in dollars per share)	$ 1.58
Aggregate cash distributions paid	$ 233.2